Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Additional Information (Detail) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) Segment Supplier	Dec. 31, 2017 BRL (R$) Segment Supplier	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Apr. 26, 2018	Dec. 31, 2017 USD ($)
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative translation (loss) gain	$ (73,261,794,000)		$ (45,137,571,000)			$ (3,703)
Impairment losses on goodwill	0		0	$ 0
Borrowing costs capitalised	2,875,034,000		2,861,307,000	3,524,841,000
Impairment losses	0		0	0
Potentially reversible assets for an estimated gross book value	20,637,743,000	R$ 3,450,100
Impairment losses on intangibles	$ 0		0	0
Description of estimation of impairment cash-generating unit	In the estimation of impairments, the Company uses the strategic plans established for the separate cash-generating units to which the assets are assigned. Such strategic plans generally cover a period from 3 to 5 years. For longer periods, beginning in the fifth year, projections are based on such strategic plans while applying a constant or declining expected growth rate.	In the estimation of impairments, the Company uses the strategic plans established for the separate cash-generating units to which the assets are assigned. Such strategic plans generally cover a period from 3 to 5 years. For longer periods, beginning in the fifth year, projections are based on such strategic plans while applying a constant or declining expected growth rate.
Percentage of sensitivity analysis for increase in capital expenditures	5.00%	5.00%
Adjustments of sensitivity analysis long-life assets	$ 2,386,782,000
Increase in weighted average cost of capital basis	0.50%	0.50%
Adjustments for assumption of weighted average cost of capital	$ 3,517,584,000
Monthly contributions to pension fund	17.50%	17.50%
Percentage of employee profit sharing based on individual company taxable income	10.00%	10.00%
Advertising expenses	$ 28,718,563,000		28,180,538,000	$ 24,673,557,000
Increase (decrease) in interest expense	$ 697,884,899,000		$ 707,801,403,000
Concentration risk percentage	10.00%	10.00%
Number of segments | Segment	0	0
Foreign subsidiaries [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Consolidated operating revenues	74.00%	74.00%	72.00%	69.00%
Percentage of operating revenue as percentage of total assets	81.00%	81.00%	83.00%
Cost of sales [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Employee benefits expense	$ 48,696,331,000		$ 46,759,415,000	$ 41,366,183,000
Commercial, administrative and general expenses [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Employee benefits expense	$ 66,920,537,000		$ 63,691,855,000	$ 58,977,212,000
Cellular equipment [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of purchases made from key suppliers and sellers	69.00%	69.00%	73.00%	67.00%
Number of key suppliers and sellers | Supplier	3	3
Interest rate risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Increase in basis points	1.00%	1.00%
Increase in net interest expense	$ 8,221,411,000
Increase (decrease) in interest expense	$ (8,002,209,000)
Currency risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Fluctuation in exchange rates	5.00%					5.00%
Increase (decrease) in interest expense	$ 697,884,899,000
Increase (decrease) through changes in foreign exchange rates, regulatory deferral account credit balances	36,079,857,000
Increase (decrease) through changes in discount rates, regulatory deferral account credit balances	$ (33,821,548,000)
Increase/(decrease) in exchange rates	5.00%	5.00%
U.S.A. [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate					18.8139
U.S.A. [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate	19.7867		20.7314			19.7867
Cumulative translation adjustment [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative translation (loss) gain	$ 7,866,158,000		$ 29,549,491,000
Licenses and rights of use [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Intangibles useful life	Licenses are amortized when the Company does not have a basis to conclude that they are indefinite lived. Licenses are amortized using the straight-line method over a period ranging from 3 to 30 years, which represents the usage period of the assets.	Licenses are amortized when the Company does not have a basis to conclude that they are indefinite lived. Licenses are amortized using the straight-line method over a period ranging from 3 to 30 years, which represents the usage period of the assets.
Licenses and rights of use [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives	3 years	3 years
Licenses and rights of use [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives	30 years	30 years
Trademarks [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives	1 year	1 year
Trademarks [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives	10 years	10 years
Customer relationships [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Intangibles useful life	Amortized on a 5 year period.	Amortized on a 5 year period.
Estimated useful lives	5 years	5 years